Document and Entity Information	Mar. 07, 2022
Cover [Abstract]
Entity Registrant Name	Colfax CORP
Amendment Flag	false
Entity Central Index Key	0001420800
Document Type	8-K
Document Period End Date	Mar. 07, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-34045
Entity Tax Identification Number	54-1887631
Entity Address, Address Line One	2711 Centerville Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	(302)
Local Phone Number	252-9160
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CFX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false